Fees Summary	May 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 585,000
Previously Paid Amount	0.00
Total Fee Amount	89.56
Total Offset Amount	0.00
Net Fee	89.56
Narrative - Max Aggregate Offering Price	$ 585,000
Final Prospectus	true